FAIR VALUE MEASUREMENT - Items Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell, Netting	$ (44,811)	$ (56,390)
Trading account assets	243,925	241,215
Netting of cash collateral received	(45,912)	(43,227)
Investments	353,304	342,955
Loans	3,486	5,005
Mortgage servicing rights (MSRs)	1,564	1,781
Liabilities, Fair Value Disclosure [Abstract]
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Netting	(44,811)	(56,390)
Netting of cash collateral paid	(49,811)	(42,609)
Assets transferred from Level 1 to Level 2	2,600	3,300
Assets transferred from Level 2 to Level 1	4,000	4,400
Liabilities transferred from Level 2 to Level 1	400	600
Liabilities transferred from Level 1 to Level 2	300	400
Investments measured at net asset value excluded from Level 3	408	895
Accounting Standards Update 2015-07
Liabilities, Fair Value Disclosure [Abstract]
Investments measured at net asset value excluded from Level 3	400	900
Recurring
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell	173,890	178,875
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell, Netting	(40,686)	(40,911)
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell	133,204	137,964
Investments	300,790	300,329
Loans	3,486	5,005
Mortgage servicing rights (MSRs)	1,564	1,781
Assets before netting	1,305,641	1,311,724
Total assets, Netting	(606,943)	(610,568)
Total assets	698,698	701,156
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	1,212	1,590
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Gross	74,349	77,754
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Netting	(40,686)	(40,911)
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase	33,663	36,843
Securities sold, not yet purchased	80,790	57,827
Trading liabilities	82,618	59,920
Short-term borrowings	2,700	1,207
Long-term debt	26,254	25,293
Total liabilities, Gross	823,220	800,864
Total liabilities, Netting	(609,550)	(608,054)
Total liabilities	213,670	192,810
Recurring | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	609,507	611,054
Cash collateral received	15,731	13,628
Total trading derivatives and cash collateral, liability	625,238	624,682
Netting agreements	(519,000)	(524,481)
Netting of cash collateral paid	(49,811)	(42,609)
Netting, Liabilities, total of netting agreements and cash collateral received	(568,811)	(567,090)
Total derivative liabilities	56,427	57,592
Cash collateral received, gross	61,643	56,855
Recurring | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	354,761	395,904
Recurring | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	187,761	133,913
Recurring | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	26,516	26,516
Recurring | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	15,032	20,553
Recurring | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	25,437	34,168
Recurring | Non-trading derivatives and other financial liabilities
Assets, Fair Value Disclosure [Abstract]
Netting of cash collateral received		(1,949)
Cash collateral paid, gross	61	61
Liabilities, Fair Value Disclosure [Abstract]
Cash collateral received	1	37
Netting of cash collateral paid	(53)	(53)
Netting, Liabilities, total of netting agreements and cash collateral received	(53)	(53)
Other liabilities, gross	10,848	10,381
Non-trading derivatives and other financial liabilities measured on a recurring basis, gross	10,849	10,418
Total other assets and cash collateral, gross	10,796	10,365
Cash collateral received, gross	1,346	1,986
Recurring | Trading account liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading liabilities	1,828	2,093
Recurring | Mortgage-backed securities - U.S. agency-sponsored
Assets, Fair Value Disclosure [Abstract]
Trading account assets	22,894	24,767
Investments	38,405	39,714
Recurring | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	690	2,385
Investments	3,910	5,986
Recurring | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1,206	2,855
Investments	358	571
Recurring | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	24,790	30,007
Investments	42,673	46,271
Recurring | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	21,180	17,796
Investments	123,671	122,915
Recurring | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	4,076	2,696
Investments	10,120	11,459
Recurring | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	49,696	56,467
Investments	98,148	88,674
Recurring | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	14,947	14,579
Investments	17,124	19,330
Recurring | Equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	50,443	47,754
Investments	391	625
Recurring | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,760	3,956
Investments	6,794	9,174
Recurring | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	12,280	11,776
Investments	503	688
Recurring | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	1,366	1,193
Recurring | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	180,172	185,031
Recurring | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	617,477	618,981
Gross cash collateral paid	11,188	4,911
Trading derivative, asset, gross net cash collateral paid	628,665	623,892
Less: Netting agreements to assets	(519,000)	(524,481)
Netting of cash collateral received	(45,912)	(43,227)
Netting, Assets, total of netting agreements and cash collateral received	(564,912)	(567,708)
Trading derivatives	63,753	56,184
Cash collateral paid, gross	60,999	47,520
Recurring | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	369,325	414,894
Recurring | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	185,662	129,317
Recurring | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	24,110	21,885
Recurring | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	13,765	18,010
Recurring | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	24,615	34,875
Recurring | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Netting of cash collateral received	(1,345)	(1,949)
Netting, Assets, total of netting agreements and cash collateral received	(1,345)	(1,949)
Other assets, gross	17,066	16,803
Cash collateral paid, gross	8	8
Total other assets and cash collateral, gross	17,074	16,811
Other assets	15,729	14,862
Recurring | Level 1
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell	0	0
Investments	170,495	157,644
Loans	0	0
Mortgage servicing rights (MSRs)	0	0
Assets before netting	$ 282,885	$ 260,938
Total as a percentage of gross assets	21.90%	20.00%
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	$ 0	$ 0
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Gross	0	0
Securities sold, not yet purchased	73,782	48,452
Trading liabilities	73,782	48,452
Short-term borrowings	0	0
Long-term debt	0	0
Total liabilities, Gross	$ 85,643	$ 59,711
Total as a percentage of gross liabilities	10.60%	7.60%
Recurring | Level 1 | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	$ 2,561	$ 2,518
Recurring | Level 1 | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	107	5
Recurring | Level 1 | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	13	6
Recurring | Level 1 | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	2,245	2,244
Recurring | Level 1 | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	196	263
Recurring | Level 1 | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	0	0
Recurring | Level 1 | Non-trading derivatives and other financial liabilities
Liabilities, Fair Value Disclosure [Abstract]
Other liabilities, gross	9,300	8,741
Recurring | Level 1 | Trading account liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading liabilities	0	0
Recurring | Level 1 | Mortgage-backed securities - U.S. agency-sponsored
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	17,756	14,208
Investments	112,916	111,536
Recurring | Level 1 | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	36,852	35,715
Investments	54,028	42,073
Recurring | Level 1 | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	424	302
Investments	3,215	3,605
Recurring | Level 1 | Equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	45,331	41,688
Investments	336	430
Recurring | Level 1 | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2	0
Investments	0	0
Recurring | Level 1 | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	0	0
Recurring | Level 1 | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	100,365	91,913
Recurring | Level 1 | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	2,725	2,640
Recurring | Level 1 | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	105	9
Recurring | Level 1 | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	53	5
Recurring | Level 1 | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	2,306	2,422
Recurring | Level 1 | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	261	204
Recurring | Level 1 | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	0	0
Recurring | Level 1 | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Other assets, gross	9,300	8,741
Recurring | Level 2
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell	172,394	177,538
Investments	126,434	137,626
Loans	2,918	2,839
Mortgage servicing rights (MSRs)	0	0
Assets before netting	$ 992,034	$ 1,013,230
Total as a percentage of gross assets	76.60%	77.50%
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	$ 919	$ 1,156
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Gross	73,500	76,507
Securities sold, not yet purchased	5,831	9,176
Trading liabilities	7,658	11,269
Short-term borrowings	2,658	1,198
Long-term debt	16,510	17,750
Total liabilities, Gross	$ 699,226	$ 706,117
Total as a percentage of gross liabilities	86.60%	89.70%
Recurring | Level 2 | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	$ 596,441	$ 596,611
Recurring | Level 2 | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	351,766	393,321
Recurring | Level 2 | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	187,328	133,404
Recurring | Level 2 | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	22,119	21,875
Recurring | Level 2 | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	12,386	17,329
Recurring | Level 2 | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	22,842	30,682
Recurring | Level 2 | Non-trading derivatives and other financial liabilities
Liabilities, Fair Value Disclosure [Abstract]
Other liabilities, gross	1,540	1,626
Recurring | Level 2 | Trading account liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading liabilities	1,827	2,093
Recurring | Level 2 | Mortgage-backed securities - U.S. agency-sponsored
Assets, Fair Value Disclosure [Abstract]
Trading account assets	22,718	24,023
Investments	38,304	39,575
Recurring | Level 2 | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	291	1,059
Investments	3,860	5,982
Recurring | Level 2 | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1,000	2,338
Investments	358	569
Recurring | Level 2 | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	24,009	27,420
Investments	42,522	46,126
Recurring | Level 2 | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	3,423	3,587
Investments	10,753	11,375
Recurring | Level 2 | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	3,780	2,345
Investments	8,909	9,267
Recurring | Level 2 | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	12,804	20,555
Investments	43,934	46,341
Recurring | Level 2 | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	14,199	13,901
Investments	13,598	15,122
Recurring | Level 2 | Equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	4,985	2,382
Investments	46	71
Recurring | Level 2 | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	892	1,217
Investments	6,134	8,578
Recurring | Level 2 | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	9,464	9,293
Investments	503	688
Recurring | Level 2 | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	35	58
Recurring | Level 2 | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	73,556	80,700
Recurring | Level 2 | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	609,000	606,645
Recurring | Level 2 | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	366,995	412,802
Recurring | Level 2 | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	184,776	128,189
Recurring | Level 2 | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	21,209	17,866
Recurring | Level 2 | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	12,999	16,706
Recurring | Level 2 | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	23,021	31,082
Recurring | Level 2 | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Other assets, gross	7,732	7,882
Recurring | Level 3
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell	1,496	1,337
Investments	3,861	5,059
Loans	568	2,166
Mortgage servicing rights (MSRs)	1,564	1,781
Assets before netting	$ 19,526	$ 32,637
Total as a percentage of gross assets	1.50%	2.50%
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	$ 293	$ 434
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Gross	849	1,247
Securities sold, not yet purchased	1,177	199
Trading liabilities	1,178	199
Short-term borrowings	42	9
Long-term debt	9,744	7,543
Total liabilities, Gross	$ 22,619	$ 21,371
Total as a percentage of gross liabilities	2.80%	2.70%
Recurring | Level 3 | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	$ 10,505	$ 11,925
Recurring | Level 3 | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	2,888	2,578
Recurring | Level 3 | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	420	503
Recurring | Level 3 | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	2,152	2,397
Recurring | Level 3 | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	2,450	2,961
Recurring | Level 3 | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	2,595	3,486
Recurring | Level 3 | Non-trading derivatives and other financial liabilities
Liabilities, Fair Value Disclosure [Abstract]
Other liabilities, gross	8	14
Recurring | Level 3 | Trading account liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading liabilities	1	0
Recurring | Level 3 | Mortgage-backed securities - U.S. agency-sponsored
Assets, Fair Value Disclosure [Abstract]
Trading account assets	176	744
Investments	101	139
Recurring | Level 3 | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	399	1,326
Investments	50	4
Recurring | Level 3 | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	206	517
Investments	0	2
Recurring | Level 3 | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	781	2,587
Investments	151	145
Recurring | Level 3 | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1	1
Investments	2	4
Recurring | Level 3 | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	296	351
Investments	1,211	2,192
Recurring | Level 3 | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	40	197
Investments	186	260
Recurring | Level 3 | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	324	376
Investments	311	603
Recurring | Level 3 | Equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	127	3,684
Investments	9	124
Recurring | Level 3 | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1,868	2,739
Investments	660	596
Recurring | Level 3 | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,814	2,483
Investments	0	0
Recurring | Level 3 | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	1,331	1,135
Recurring | Level 3 | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	6,251	12,418
Recurring | Level 3 | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	5,752	9,696
Recurring | Level 3 | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	2,225	2,083
Recurring | Level 3 | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	833	1,123
Recurring | Level 3 | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	595	1,597
Recurring | Level 3 | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	505	1,100
Recurring | Level 3 | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	1,594	3,793
Recurring | Level 3 | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Other assets, gross	$ 34	$ 180